Other Assets - Narrative (Details) € in Millions, $ in Millions					12 Months Ended
	Nov. 28, 2025 USD ($)	Nov. 28, 2025 EUR (€)	Jul. 17, 2025 USD ($)	Jul. 17, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2026 USD ($)	Dec. 31, 2026 EUR (€)	Dec. 01, 2025
Other non-current assets
Italian lotto license payment					$ 926	$ 0	$ 0
Payable to ADM					$ 1,680	$ 0
Italian Lotto
Other non-current assets
License term					9 years					9 years
Italian lotto license payment			$ 579	€ 500
Investment payable to ADM | €				€ 2,230
Italian Lotto | Lottoitalia S.r.l. (“Lottoitalia”)
Other non-current assets
Italian lotto license payment	$ 347	€ 300
Italian Lotto | Lottoitalia S.r.l. (“Lottoitalia”) | Forecast
Other non-current assets
Payable to ADM								$ 1,680	€ 1,430